BRIDGE FINANCING AND PRIMARY FINANCING - Exchange Warrants (Details) - Exchange Warrants, American Depositary Shares	Sep. 30, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares) | shares	99,074
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75